UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09150

Industry Leaders® Fund
(Exact name of registrant as specified in charter)

175 Oak Ridge Ave Summit, NJ		07901
(Address of principal executive offices)		(Zip code)

Gerald P. Sullivan 175 Oak Ridge Ave Summit, NJ 07901
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(908) 273 5440

Date of fiscal year end:	6/30

Date of reporting period:	9/30/2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

INDUSTRY LEADERS® FUND

Portfolio of Investments – September 30, 2011 (unaudited)

Shares		Value
Common Stocks - 99.62%
	Aerospace/Defense - 3.37%
2,030	General Dynamics Corp.	$115,487
2,460	United Technologies Corp.	173,086
		288,573
	Agriculture - 2.22%
7,660	Archer-Daniels-Midland Co.	190,045

	Apparel - 0.69%
280	Nike, Inc., Class B	23,943
290	VF Corp.	35,241
		59,184
	Banks - 14.57%
32,160	Bank of America Corp.	196,819
9,900	Bank of New York Mellon Corp. (The)	184,041
2,070	Goldman Sachs Group, Inc. (The)	195,719
6,492	JPMorgan Chase & Co.	195,539
6,250	Morgan Stanley	84,375
8,300	U.S. Bancorp	195,382
8,060	Wells Fargo & Co.	194,407
		1,246,282
	Beverages - 1.41%
1,790	Coca-Cola Co. (The)	120,932

	Biotechnology - 0.58%
910	Amgen, Inc.	50,005

	Chemicals - 2.32%
2,440	El du Pont de Nemours & Co.	97,527
760	Monsanto Co.	45,630
590	Praxair, Inc.	55,153
		198,310
	Commercial Services - 2.71%
2,910	SAIC, Inc. (a)	34,367
2,300	VISA, Inc., Class A	197,156
		231,523
	Computers - 3.85%
530	Apple, Inc. (a)	202,025
1,710	Computer Sciences Corp.	45,913
3,615	Hewlett-Packard Co.	81,157
		329,095
	Cosmetics/Personal Care - 1.68%
150	Estee Lauder Cos., Inc. (The), Class A	13,176
2,060	Procter & Gamble Co. (The)	130,151
		143,327
	Diversified Financial Services - 1.61%
930	BlackRock, Inc.	137,649

	Electric - 2.91%
9,840	Duke Energy Corp.	196,702
1,240	Southern Co.	52,539
		249,241
	Electrical Components & Equipment - 0.94%
1,950	Emerson Electric Co.	80,555

	Electronics - 0.63%
1,070	Thermo Fisher Scientific, Inc. (a)	54,185

	Engineering & Construction - 0.38%
700	Fluor Corp.	32,585

	Food - 0.47%
1,550	Sysco Corp.	40,145

	Hand/Machine Tools - 0.72%
1,250	Stanley Black & Decker, Inc.	61,375

	Health Care Products - 3.25%
2,570	Johnson & Johnson	163,735
3,450	Medtronic, Inc.	114,678
		278,413
	Health Care Services - 1.84%
3,420	UnitedHealth Group, Inc.	157,730

	Insurance - 8.85%
1,160	ACE Ltd.	70,296
2,750	Berkshire Hathaway, Inc., Class B (a)	195,360
620	Everest Re Group, Ltd.	49,216
7,000	MetLife, Inc.	196,070
1,080	Prudential Financial, Inc.	50,609
4,010	Travelers Cos., Inc. (The)	195,407
		756,958
	Internet - 1.98%
330	Google, Inc., Class A (a)	169,745

	Iron/Steel - 0.45%
1,220	Nucor Corp.	38,601

	Leisure Time - 0.77%
2,160	Carnival Corp.	65,448

	Machinery-Construction & Mining - 0.90%
1,040	Caterpillar, Inc.	76,794

	Media - 2.87%
310	McGraw-Hill Cos., Inc. (The)	12,710
1,310	Thomson Reuters Corp.	35,422
6,540	Walt Disney Co. (The)	197,246
		245,378
	Mining - 1.03%
1,880	Barrick Gold Corp.	87,702

	Miscellaneous Manufacturing - 2.62%
12,945	General Electric Co.	197,282
640	Illinois Tool Works, Inc.	26,624
		223,906
	Oil & Gas - 8.89%
1,366	Apache Corp.	109,608
2,068	Chevron Corp.	191,331
3,060	ConocoPhillips Co.	193,759
2,668	Exxon Mobil Corp.	193,777
1,010	Occidental Petroleum Corp.	72,215
		760,690
	Oil & Gas Services - 2.60%
500	National Oilwell Varco, Inc.	25,610
3,300	Schlumberger Ltd.	197,109
		222,719
	Pharmaceuticals - 4.51%
40	Abbott Laboratories	2,046

See accompanying Notes to Portfolio of Investments.

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Shares		Value
	Pharmaceuticals - (continued)
5,725	Merck & Co., Inc.	$187,265
11,090	Pfizer, Inc.	196,071
		385,382
	Pipelines - 0.62%
1,670	Enbridge, Inc.	53,323

	Retail - 5.22%
3,060	Lowe’s Cos., Inc.	59,180
580	McDonald’s Corp.	50,936
210	Target Corp.	10,298
690	TJX Cos., Inc.	38,274
2,780	Walgreen Co.	91,434
3,785	Wal-Mart Stores, Inc.	196,442
		446,564
	Savings & Loans - 0.41%
2,920	New York Community Bancorp, Inc.	34,748

	Semiconductors - 2.32%
2,830	Applied Materials, Inc.	29,291
7,950	Intel Corp.	169,573
		198,864
	Software - 2.53%
7,960	Microsoft Corp.	198,124
625	Oracle Corp.	17,963
		216,087
	Telecommunications - 5.18%
6,900	AT&T, Inc.	196,788
10,860	Cisco Systems, Inc.	168,221
2,130	Verizon Communications, Inc.	78,384
		443,393
	Transportation - 1.72%
1,280	Canadian National Railway Co.	85,222
975	United Parcel Service, Inc., Class B	61,571
		146,793
	Total Common Stocks (Cost $7,937,969)	8,522,249

	Total Investments - 99.62% (Cost $7,937,969)(b)	$8,522,249

	Other Assets
	Net of Liabilities - 0.38%	32,357
	Net Assets — 100.00%	$8,554,606

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purpose is $7,937,969

	Gross unrealized appreciation	$1,211,918
	Gross unrealized depreciation	(627,638)
	Net unrealized appreciation	$584,280

See accompanying Notes to Portfolio of Investments.

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INDUSTRY LEADERS® FUND

Notes to Portfolio of Investments

For the Period Ended September 30, 2011 (unaudited)

A. Securities Valuation

Securities Valuation- The Industry Leaders® Fund’s (the “Fund”) investments are valued based on the last reported sales price on the day of valuation. When reliable market quotations are not readily available for any security, the value of that security will be based on its “fair value” by the committee (“Pricing Committee”) established by the Fund’s Procedures for Determining Net Asset Value. The members of the Pricing Committee are appointed by, and the Pricing Committee reports directly to, the Fund’s Board of Trustees. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by the Fund has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the Fund’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations. As of September 30, 2011, the Fund only held securities with readily available market quotations.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, inter- est rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	09/30/11	Price	Inputs	Inputs
Common Stocks*	$8,522,249	$8,522,249	$—	$—

* Please refer to Portfolio of Investments for industry breakdown.

The Fund held only Level 1 securities during the three-month period. The Fund did not hold any Level 2 or 3 securities during the three-month period.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

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ITEM 2.  CONTROLS AND PROCEDURES.

a.               The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.              The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a)          Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INDUSTRY LEADERS FUND

By:	/S/ Gerald P. Sullivan
Gerald P. Sullivan
President

Date:	November 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ GERALD P. SULLIVAN
Gerald P. Sullivan
Chief Financial Officer

Date:	November 25, 2011

EXHIBIT INDEX

(a)          Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.